32 Commitments	12 Months Ended
Dec. 31, 2020
Commitments
Commitments
32	Commitments

The Company has agreements to manage and maintain its activities, as well as agreements to build new projects aiming at achieving the objectives proposed in its target plan. Below, the main unrecorded committed amounts as of December 31, 2020:

	1 year	1-3 years	3-5 years	More than 5 years	Total
Contractual obligations – Expenses	1,301,725	633,296	142,484	684,761	2,762,266
Contractual obligations – Investments	2,211,198	1,642,792	2,103,935	174,115	6,132,040
Total	3,512,923	2,276,088	2,246,419	858,876	8,894,306